Fees Summary	Jul. 17, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 2,113,000.00
Previously Paid Amount	0.00
Total Fee Amount	291.81
Total Offset Amount	0.00
Net Fee	291.81
Narrative - Max Aggregate Offering Price	$ 2,113,000.00
Final Prospectus	true